Representations and Warranties Obligations and Corporate Guarantees - Liabilities (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 24, 2016	Dec. 31, 2015	Dec. 31, 2014
Loss Contingency Accrual [Roll Forward]
Net reductions		$ (229)	$ (496)
Representations and Warranties Obligations and Corporate Guarantees
Loss Contingency Accrual [Roll Forward]
Additions for new sales		6	8
Net reductions		(722)	(1,892)
Representations and Warranties Obligations and Corporate Guarantees | Mortgage Banking Income (Loss)
Loss Contingency Accrual [Roll Forward]
Provision (benefit)		(39)	683
Representations and Warranties Obligations and Corporate Guarantees | Accrued Liabilities And Other Liabilities
Loss Contingency Accrual [Roll Forward]
Liability for representations and warranties and corporate guarantees, January 1		12,081	13,282
Liability for representations and warranties and corporate guarantees, December 31		$ 11,326	$ 12,081
Subsequent Event | Bank of New York Mellon, As Trustee Settlement
Loss Contingency Accrual [Roll Forward]
Settlement payment	$ 8,500